BANK LOANS (Details Narrative)					6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 29, 2020 USD ($)	Apr. 18, 2019 USD ($)	Nov. 22, 2017 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Line of credit					$ 2,400,000		$ 2,933,396	$ 3,249,067
Repayments of revolving line of credit					$ 512,091	$ 12,900	$ 315,671
Revolving Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 2,000,000	$ 1,000,000
Debt instrument term				1 year
Line of credit				$ 10,000
Long-term line of credit				100.00%
Line of credit facility, interest rate during period	5.00%	5.25%	5.75%	4.50%	7.75%		8.50%
Long-term line of credit				100.00%
Revolving Line of Credit [Member] | Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit				$ 5,250,000
Long-term line of credit				200.00%
Line of credit facility, interest rate during period		6.25%	6.75%	5.50%
Repayments of revolving line of credit		$ 62,500		$ 109,375
Origination costs				$ 211,729
Imputed interest rate on origination costs				7.82%
Debt instrument, covenant, interest coverage ratio				1.25
Debt instrument, covenant, EBITDA		300,000		$ 300,000
Debt instrument, covenant, annual capital expenditures		50,000		$ 50,000
Bank loan current								774,095
Debt instrument, unamortized discount, current								$ 1,097
Long-term line of credit				200.00%
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After December 31, 2017 But Prior To June 30, 2018 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability				$ 2,250,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After June 30, 2018 But Prior To June 30, 2019 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability				1,250,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After June 30, 2019 But Prior To December 31, 2019 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability				950,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After December 31, 2019 But Prior To June 30, 2020 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability				1,750,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After June 30, 2020 But Prior To December 31, 2020 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		2,750,000		2,500,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After December 31, 2020 But Prior To June 30, 2021 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		2,250,000		3,000,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After June 30, 2021 But Prior To December 31, 2021 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		1,750,000		3,500,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After December 31, 2021 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability				$ 5,000,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After December 31, 2021 But Prior To June 30, 2022 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		1,250,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After June 30, 2022 But Prior To December 31, 2022 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		500,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After December 31, 2022 But Prior To June 30, 2023 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		1,250,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After June 30, 2023 But Prior To December31, 2023 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		2,000,000
Revolving Line of Credit [Member] | Loan and Security Agreement [Member] | On Or After December 31, 2023 [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant, minimum tangible net worth, net liability		$ 2,500,000